Expense Example - Investor A, C and Institutional - BlackRock Income Fund	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 340
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,435
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	543
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,863
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 932